Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 8/31/2013	PAGE 1

A.	DATES							Begin		End		# days

1	Payment Date									9/16/2013
2	Collection Period							8/1/2013		8/31/2013		31
3	Monthly Interest Period-Actual							8/15/2013		9/15/2013		32
4	Monthly Interest - Scheduled							8/15/2013		9/14/2013		30

B.	SUMMARY
					Principal Payment
		Initial Balance	Beginning Balance		1st Priority	2nd Priority		Regular		Ending Balance		Note Factor
5	Class A-1 Notes	179,640,000.00	0.00		—	—		—		—		0.0000000
6	Class A-2 Notes	200,000,000.00	82,040,207.28		—	—		14,979,709.73		67,060,497.55		0.3353025
7	Class A-3 Notes	203,670,000.00	203,670,000.00		—	—		—		203,670,000.00		1.0000000
8	Class A-4 Notes	60,000,000.00	60,000,000.00		—	—		—		60,000,000.00		1.0000000
9	Total Class A Notes	643,310,000.00	345,710,207.28	0.00	0.00	0.00	0.00	14,979,709.73	0.00	330,730,497.55	0.00
10	Class B Notes	30,450,000.00	30,450,000.00		—	—		—		30,450,000.00		1.0000000

11	Total Notes	$673,760,000.00	376,160,207.28		$0.00	$0.00		$14,979,709.73		361,180,497.55

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69							76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51							22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20							98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20							98,971,407.20

		Coupon Rate	Interest Pmt Due		Per $1000 Face Amount	Principal Payment Due		Per $1000 Face Amount		Interest Shortfall
16	Class A-1 Notes	0.32800%	0.00		0.0000000	0.00		0.0000000		0.00
17	Class A-2 Notes	0.71000%	48,540.46		0.2427023	14,979,709.73		74.8985487		0.00
18	Class A-3 Notes	0.93000%	157,844.25		0.7750000	0.00		0.0000000		0.00
19	Class A-4 Notes	1.06000%	53,000.00		0.8833333	0.00		0.0000000		0.00
20	Total Class A Notes		259,384.71		0.4032033	14,979,709.73		23.2853674		0.00
21	Class B Notes	1.49000%	37,808.75		1.2416667	0.00		0.0000000		0.00

22	Totals		297,193.46		0.4410969	14,979,709.73		22.2330054		0.00

		Initial Balance	Beginning Balance							Ending Balance
23	Exchange Note Balance	685,186,665.00	427,618,453.03							414,136,714.28

	Reference Pool Balance Data		Initial		Current
24	Discount Rate		3.50%		3.50%
25	Aggregate Securitization Value		761,318,516.91		460,151,904.75
26	Aggregate Base Residual Value (Not Discounted)		509,718,503.66		359,616,079.53

			Units		Securitization Value
27	Securitization Value — Beginning of Period		28,771		475,131,614.48
28	Depreciation/Payments				(6,517,655.33)
29	Gross Credit Losses		(43)		(706,658.50)
30	Scheduled & Early Terminations		(146)		(1,642,292.12)
31	Payoff Units & Lease Reversals		(385)		(6,113,103.78)
32	Repurchased Leases		—		0.00

33	Securitization Value - End of Period		28,197		460,151,904.75

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 8/31/2013	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				395,943.01

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(13,421.12)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (.50% of Initial Securitization Value)				3,806,592.58
38	Beginning Reserve Account Balance				3,806,592.58
39	Ending Reserve Account Balance				3,806,592.58

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
40	Total Active Units (Excluding Inventory)	27,852	99.33%	455,222,625.64
41	31 - 60 Days Delinquent	145	0.52%	2,372,489.72
42	61 - 90 Days Delinquent	32	0.11%	564,793.36
43	91+ Days Delinquent	10	0.04%	72,541.65

44	Total	28,039	100.00%	458,232,450.37

45	Current Period Net Residual Losses/(Gains)				(303,476.91)

46	Current Period Net Credit Losses/(Gains)				150,213.66

World Omni Automobile Lease Securitization Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 8/31/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	18,341,703.04

48	Investment Earnings on Collection Account	890.73

49	Total Collected Amounts, prior to Servicer Advances	18,342,593.77

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	18,342,593.77

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	395,943.01
53	Interest on the Exchange Note - to the Trust Collection Account	530,959.58
54	Principal on the Exchange Note - to the Trust Collection Account	13,481,738.75
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,045,893.43
56	Remaining Funds Payable to Trust Collection Account	888,059.00

57	Total Distributions	18,342,593.77

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

58	Available Funds	17,946,650.76

59	Investment Earnings on Reserve Account	194.96

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	17,946,845.72

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	19,797.15
63	Class A Noteholders’s Interest Distributable Amount	259,384.71
64	Noteholders’ First Priority Principal Distributable Amount	—
65	Class B Noteholders’s Interest Distributable Amount	37,808.75
66	Noteholders’ Second Priority Principal Distributable Amount	—
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	14,979,709.73
69	Remaining Funds Payable to Certificateholder	2,650,145.38

70	Total Distributions	17,946,845.72